Note 10 - Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013		2012
Income tax provision calculated using the federal statutory income tax rate		$(1,333)		$392
State income taxes, net of federal income taxes
Permanent differences and other		12
Change in valuation allowance		1,321		(392)

Total income tax expense	$		$

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013		2012
Deferred tax assets
Federal net operating loss carryforward		$2,953		$1,649
Accrued interest
Asset retirement obligations		326		298
Shares to be issued
Total deferred tax assets		3,279		1,947

Deferred tax liabilities
Depletion and Depreciation		228		217

Net deferred tax asset, before valuation allowance		3,051		1,730
Valuation allowance		(3,051)		(1,730)

Net deferred tax asset	$		$